Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
2,779	iShares 20+ Year Treasury Bond ETF	$397,619	1.0
4,860	iShares S&P SmallCap 600 Index Fund	378,302	1.0
32,850	Schwab U.S. TIPS ETF	1,864,566	4.9
6,554	Vanguard Global ex-U.S. Real Estate ETF	383,999	1.0
4,115	Vanguard Real Estate ETF	383,724	1.0

	Total Exchange-Traded Funds (Cost $3,273,701)	3,408,210	8.9

MUTUAL FUNDS: 91.1%
	Affiliated Investment Companies: 91.1%
202,378	Voya Floating Rate Fund - Class I	1,920,570	5.0
157,090	Voya Global Bond Fund - Class R6	1,519,061	4.0
288,966	Voya High Yield Bond Fund - Class R6	2,305,945	6.0
365,127	Voya Intermediate Bond Fund - Class R6	3,811,923	9.9
189,657	Voya Large Cap Value Fund - Class R6	2,438,985	6.4
26,750	Voya Large-Cap Growth Fund - Class R6	1,231,555	3.2
28,920	Voya MidCap Opportunities Portfolio - Class I	375,670	1.0
65,549	Voya Multi-Manager Emerging Markets Equity Fund - Class I	781,996	2.0
52,957	Voya Multi-Manager International Equity Fund - Class I	587,292	1.5
126,279	Voya Multi-Manager International Factors Fund - Class I	1,180,705	3.1
39,697	Voya Multi-Manager Mid Cap Value Fund - Class I	399,353	1.0
271,092	Voya Short Term Bond Fund - Class R6	2,675,681	7.0
50,072	Voya Small Company Portfolio - Class I	783,623	2.0
223,502	Voya Strategic Income Opportunities Fund - Class R6	2,304,309	6.0
199,832	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,455,936	6.4
147,512	Voya U.S. Stock Index Portfolio - Class I	2,327,746	6.1
288,211	VY BrandywineGLOBAL - Bond Portfolio - Class I	3,011,801	7.8
135,497	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,826,430	10.0
12,567	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,038,006	2.7

	Total Mutual Funds (Cost $34,616,564)	34,976,587	91.1

	Total Investments in Securities (Cost $37,890,265)	$38,384,797	100.0
	Liabilities in Excess of Other Assets	(14,972)	–
	Net Assets	$38,369,825	100.0

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,408,210	$–	$–	$3,408,210
Mutual Funds	34,976,587	–	–	34,976,587
Total Investments, at fair value	$38,384,797	$–	$–	$38,384,797

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$284,681	$85,942	$(374,328)	$3,705	$-	$-	$29,835	$-
Voya Floating Rate Fund - Class I	1,979,535	779,631	(874,499)	35,903	1,920,570	75,348	(20,220)	-
Voya Global Bond Fund - Class R6	566,591	1,116,735	(205,120)	40,855	1,519,061	34,745	6,557	-
Voya High Yield Bond Fund - Class R6	-	2,514,714	(220,051)	11,282	2,305,945	57,407	88	-
Voya Intermediate Bond Fund - Class R6	3,104,506	3,215,554	(2,728,541)	220,404	3,811,923	104,296	40,585	-
Voya International Index Portfolio - Class I	281,265	17,034	(326,345)	28,046	-	-	(16,335)	-
Voya Large Cap Value Fund - Class R6	852,421	1,725,322	(343,143)	204,385	2,438,985	18,882	(25,407)	-
Voya Large-Cap Growth Fund - Class R6	923,620	415,550	(339,779)	232,164	1,231,555	-	(23,044)	-
Voya MidCap Opportunities Portfolio - Class I	284,632	167,313	(88,628)	12,353	375,670	292	2,217	44,746
Voya Multi-Manager Emerging Markets Equity Fund - Class I	704,952	613,669	(682,616)	145,991	781,996	-	(69,298)	-
Voya Multi-Manager International Equity Fund - Class I	565,856	340,371	(368,961)	50,026	587,292	-	25,123	-
Voya Multi-Manager International Factors Fund - Class I	1,130,003	572,844	(654,111)	131,969	1,180,705	-	(20,754)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	283,648	151,760	(110,645)	74,590	399,353	-	(20,045)	-
Voya Short Term Bond Fund - Class R6	2,253,223	1,742,170	(1,394,243)	74,531	2,675,681	44,859	(14,771)	-
Voya Small Company Portfolio - Class I	568,001	407,473	(234,842)	42,991	783,623	3,078	(58,637)	104,204
Voya Strategic Income Opportunities Fund - Class R6	-	2,526,313	(242,701)	20,697	2,304,309	47,997	1,992	-
Voya U.S. Bond Index Portfolio - Class I	2,817,471	2,079,263	(4,944,326)	47,592	-	23,120	14,770	-
Voya U.S. High Dividend Low Volatility Fund - Class I	567,719	2,057,741	(2,675,893)	50,433	-	18,193	14,732	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	2,350,989	-	104,947	2,455,936	-	-	-
Voya U.S. Stock Index Portfolio - Class I	1,147,188	2,771,476	(1,732,224)	141,306	2,327,746	6,366	(35,082)	128,225
VY® Goldman Sachs Bond Portfolio - Class I	2,254,666	1,139,311	(562,592)	180,416	3,011,801	58,939	17,116	-
VY® Invesco Comstock Portfolio - Class I	1,224,810	424,046	(1,756,620)	107,764	-	-	91,582	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,899,138	1,381,220	(745,168)	291,240	3,826,430	13,660	52,959	195,207
VY® T. Rowe Price Growth Equity Portfolio - Class I	-	1,274,770	(120,700)	(116,064)	1,038,006	1,966	(3,737)	113,715
	$24,693,926	$29,871,211	$(21,726,076)	$2,137,526	$34,976,587	$509,148	$(9,774)	$586,097

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $38,619,237.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$875,401
Gross Unrealized Depreciation	(1,109,841)

Net Unrealized Depreciation	$(234,440)